OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281

July 23, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re: Oppenheimer Emerging Markets Local Debt Fund

Post-Effective Amendment No. 9 under the Securities Act

and Amendment No. 10 under the Investment Company Act

File Nos. 333-165865; 811-22400

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the “1940 Act”) on behalf of Emerging Markets Local Debt Fund (the "Fund"). This filing consists of the documents comprising Post-Effective Amendment No. 9 under the Securities Act and Amendment No. 10 under the Investment Company Act (the “Amendment”) to the Registrant's registration statement on Form N-1A (the "Registration Statement").

This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Fund requests selective review of the Amendment. The Fund believes that selective review is proper because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Fund’s Registration Statement filed September 25, 2013. The Amendment has been tagged to indicate changes since the September 25, 2013 filing.

The material differences between the disclosure in the September 25, 2013 filing and the Amendment were described in a filing made pursuant to Rule 497 on December 6, 2013 that was effective February 4, 2014 and are:

1.	A change in the Registrant’s name from Oppenheimer Emerging Markets Debt Fund to Oppenheimer Emerging Markets Local Debt Fund.
2.	Related changes to the Registrant’s investment strategies, particularly with respect to its 80% policy.

We anticipate that an amendment to the Registration Statement will be filed on or about September 26, 2014, including: (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended May 31, 2014; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and subsequent filing should become effective on September 26, 2014, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Erin K. Powrie

---------------------------------

Erin K. Powrie

Assistant Vice President & Assistant Counsel

Encl.

cc:     Valerie Lithotomos, Esq.

K&L Gates LLP

Edward Gizzi, Esq.

Gloria LaFond